Initial Public Offering - Additional Information (Detail) - Social Capital Suvretta Holdings Corp. III [Member] - $ / shares	Jul. 02, 2021	Jun. 30, 2022
IPO [Member]
Class of Stock [Line Items]
Sale of stock price per share		$ 10
Common Class A [Member]
Class of Stock [Line Items]
Sale of stock price per share	$ 10
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued	25,000,000
Sale of stock price per share	$ 10
Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued	3,000,000